Exhibit 99.1

GM Financial Automobile Leasing Trust 2016-1

4.09% Exchange Note

Class A-1 0.67000% Asset Backed Notes

Class A-2A 1.30% Asset Backed Notes

Class A-2B Floating Asset Backed Notes

Class A-3 1.64% Asset Backed Notes

Class A-4 1.79% Asset Backed Notes

Class B 2.59% Asset Backed Notes

Class C 3.24% Asset Backed Notes

Class D 4.08% Asset Backed Notes

Servicer’s Certificate

Beginning of Period:	04/01/16
End of Period:	04/30/16
Number of days in Interest Period (Actual/360):	30
Number of days in Collection Period:	30
Report Due Date:	05/18/16
Distribution Date:	05/20/16
Transaction Month:	3

2016-1 Designated Pool	Units	Start Date	Closing Date	Original Agg. Securitization Value
	44,222	01/05/2016	02/25/2016	$1,086,121,647

Total	44,222			$1,086,121,647

RECONCILIATION OF 2016-1 DESIGNATED POOL AGGREGATE SECURITIZATION VALUE

{1} Beginning of period Aggregate Securitization Value					{1}	$1,047,815,884

{2} Reduction in Agg. Securitization Value due to payments				{2}	9,753,733
{3} Reduction in Agg. Securitization Value due to Defaulted Leases				{3}	789,689
{4} Reduction in Agg. Securitization Value due to early terminations, dealer buyouts, cancellations, repurchases				{4}	2,429,141
{5} Other adjustments				{5}	0
{6} Total change in Agg. Securitization Value					{6}	12,972,563

{7} End of period Aggregate Securitization Value					{7}	$1,034,843,321

{8} Pool Factor					{8}	95.278768%

RECONCILIATION OF 2016-1 EXCHANGE NOTE
{9} Original Exchange Note Balance					{9}	$1,063,000,000

{10} Beginning of period Exchange Note Balance					{10}	$1,024,694,237

{11} Exchange Note Principal Payment Amount					{11}	12,972,563

{12} End of period Exchange Note Balance					{12}	$1,011,721,674

{13} Note Pool Factor					{13}	95.176075%

RECONCILIATION OF THE ASSET BACKED NOTES

		Class A-1	Class A-2A	Class A-2B	Class A-3	Class A-4
{14} Original Note Balance	{14}	$125,000,000	$130,000,000	$220,000,000	$336,000,000	$80,700,000

{15} Beginning of period Note Balance	{15}	$72,760,812	$130,000,000	$220,000,000	$336,000,000	$80,700,000

{16} Noteholders’ Principal Distributable Amount	{16}	12,972,563	0	0	0	0
{17} Noteholders’ Accelerated Principal Amount	{17}	4,211,853	0	0	0	0
{18} Aggregate Principal Parity Amount	{18}	0	0	0	0	0
{19} Matured Principal Shortfall	{19}	0	0	0	0	0

{20} End of period Note Balance	{20}	$55,576,396	$130,000,000	$220,000,000	$336,000,000	$80,700,000

{21} Note Pool Factor	{21}	44.461117%	100.000000%	100.000000%	100.000000%	100.000000%

		Class B	Class C	Class D		TOTAL
{22} Original Note Balance	{22}	$41,820,000	$38,560,000	$29,870,000		$1,001,950,000

{23} Beginning of period Note Balance	{23}	$41,820,000	$38,560,000	$29,870,000		$949,710,812

{24} Noteholders’ Principal Distributable Amount	{24}	0	0	0		12,972,563
{25} Noteholders’ Accelerated Principal Amount	{25}	0	0	0		4,211,853
{26} Aggregate Principal Parity Amount	{26}	0	0	0		0
{27} Matured Principal Shortfall	{27}	0	0	0		0

{28} End of period Note Balance	{28}	$41,820,000	$38,560,000	$29,870,000		$932,526,396

{29} Note Pool Factor	{29}	100.000000%	100.000000%	100.000000%		93.071151%

EXCHANGE NOTE MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

Principal payment calculation:
{30} Beginning of period Designated Pool Balance	{30}	$1,047,815,884

{31} Ending Designated Pool Balance	{31}	1,034,843,321
{32} Unpaid prior Exchange Note Principal Payment Amount	{32}	0
{33} Sum of {31} + {32}	{33}	1,034,843,321

{34} Exchange Note Principal Payment Amount {30} - {33}	{34}	$12,972,563

Interest calculation:

Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{35}	$1,024,694,237	$0	4.09%	30	30/360	$3,492,500

RECONCILIATION OF EXCHANGE NOTE COLLECTION ACCOUNT

Additions:
{36} 2016-1 Designated Pool Collections (net of Liquidation Proceeds and fees)	{36}	$15,649,410
{37} Net Liquidation Proceeds collected during period	{37}	3,650,994
{38} Investment Earnings	{38}	4,094
{39} Investment Earnings - transferred to Indenture Note Collection Account	{39}	(4,094)
{40} Deposit from Servicer (LKE, Pull Ahead Program)	{40}	0

{41} Total Additions:	{41}	19,300,404

Distributions:
{42} To the Servicer, Designated Pool Servicing Fee	{42}	873,180
{43} To the 2016-1 Exchange Noteholder, the Exchange Note Interest Payment Amount	{43}	3,492,500
{44} To the 2016-1 Exchange Noteholder, the Exchange Note Principal Payment Amount	{44}	12,972,563
{45} To the 2016-1 Exchange Noteholder, any funds available to pay obligations pursuant to Indenture Section 8.3 (a)(i) through (xvii)	{45}	1,962,161
{46} To the Lending Facility Pool, all remaining funds to be applied as Collections on Residual Pool	{46}	0

{47} Total Distributions:	{47}	$19,300,404

NOTEHOLDERS’ MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

Noteholders’ Principal Distributable calculation:
{48} Beginning Agg. Securitization Value	{48}	$1,047,815,884
{49} Ending Agg. Securitization Value	{49}	1,034,843,321
{50} Total change in Agg. Securitization Value {48} - {49}	{50}	12,972,563

{51} Indenture Section 5.4 collections following acceleration of the Notes	{51}	0

{52} Principal Distributable Amount {50} + {51}	{52}	12,972,563

{53} Noteholders’ Principal Carryover Amount	{53}	0

{54} Noteholders’ Principal Distributable Amount {52} + {53}	{54}	$12,972,563

Noteholders’ Interest Distributable calculation:

Class	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{55}	Class A-1	$72,760,812	$0	0.67000%	30	Actual/360	$40,625
{56}	Class A-2A	$130,000,000	0	1.30%	30	30/360	140,833
{57}	Class A-2B	$220,000,000	0	1.03875%	30	Actual/360	190,438
{58}	Class A-3	$336,000,000	0	1.64%	30	30/360	459,200
{59}	Class A-4	$80,700,000	0	1.79%	30	30/360	120,378
{60}	Class B	$41,820,000	0	2.59%	30	30/360	90,262
{61}	Class C	$38,560,000	0	3.24%	30	30/360	104,112
{62}	Class D	$29,870,000	0	4.08%	30	30/360	101,558

RECONCILIATION OF INDENTURE COLLECTION ACCOUNT

Available Funds:
{63} 2016-1 Exchange Note Collections	{63}	$18,427,224
{64} Investment Earnings	{64}	0
{65} Investment Earnings - transferred from Exchange Note Collection Account	{65}	4,094
{66} Investment Earnings - and amounts released from Reserve Account	{66}	1,129
{67} Optional Purchase Price	{67}	0
{68} Indenture Section 5.4 disposition of Collateral	{68}	0
{69} Reserve Account Withdrawal Amount	{69}	0

{70} Total Available Funds:	{70}	18,432,447

Distributions:
{71} To the Successor Servicer, unpaid transition expenses, pro rata	{71}	0
{72} To the Indenture Trustee, any accrued and unpaid fees & expenses, pro rata	{72}	417
{73} To the Issuer Owner Trustee, any accrued and unpaid fees & expenses, pro rata	{73}	208
{74} To the Asset Representations Reviewer, any accrued and unpaid fees & expenses, pro rata	{74}	0
{75} Class A-1 Noteholders’ Interest Distributable Amount pari passu	{75}	40,625
{76} Class A-2A Noteholders’ Interest Distributable Amount pari passu	{76}	140,833
{77} Class A-2B Noteholders’ Interest Distributable Amount pari passu	{77}	190,438
{78} Class A-3 Noteholders’ Interest Distributable Amount pari passu	{78}	459,200
{79} Class A-4 Noteholders’ Interest Distributable Amount pari passu	{79}	120,378
{80} Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{80}	0
{81} Class B Noteholders’ Interest Distributable Amount	{81}	90,262
{82} Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{82}	0
{83} Class C Noteholders’ Interest Distributable Amount	{83}	104,112
{84} Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{84}	0
{85} Class D Noteholders’ Interest Distributable Amount	{85}	101,558
{86} Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{86}	0
{87} Noteholders’ Principal Distributable Amount	{87}	12,972,563
{88} To the Reserve Account, the Reserve Amount Required Amount	{88}	0
{89} To the Noteholders, the Accelerated Principal Amount (as calculated below)	{89}	4,211,853
{90} To the Successor Servicer, any amounts in excess of the caps set forth, pro rata	{90}	0
{91} To the Indenture Trustee, any amounts in excess of the caps set forth, pro rata	{91}	0
{92} To the Asset Representations Reviewer, any amounts in excess of the caps set forth, pro rata	{92}	0
{93} To the Issuer Owner Trustee, any amounts in excess of the caps set forth, pro rata	{93}	0
{94} To the Issuer Trust Certificateholders, the aggregate amount remaining	{94}	0

	{95} Total Distributions:							{95}	$18,432,447

	PRINCIPAL PARITY AMOUNT CALCULATION

	Class	(X) Cumulative Note Balance	(Y) Aggregate Securitization Value	(I) Excess of (X) - (Y)	(II) Total Available Funds in Indenture Collection Account		Lesser of (I) or (II)
{96}	Class A	$839,460,812	$1,034,843,321	$0	$17,480,348		$0
{97}	Class B	881,280,812	1,034,843,321	0	17,390,086		0
{98}	Class C	919,840,812	1,034,843,321	0	17,285,974		0
{99}	Class D	949,710,812	1,034,843,321	0	17,184,416		0

	ACCELERATED PRINCIPAL AMOUNT CALCULATION

	{100} Excess Total Available Funds						{100}	$4,211,853

	{101} Beginning Note Balance				{101}	949,710,812
	{102} Principal payments through Indenture Section 8.3 (i) through (xvii)				{102}	12,972,563
	{103} Pro-Forma Note Balance					{103}	936,738,249

	{104} Ending Aggregate Securitization Value				{104}	1,034,843,321
	{105} 10.75% of Aggregate Securitization Value as of Cutoff Date ($116,758,077)				{105}	116,758,077
	{106} Required Pro Forma Note Balance {104} - {105}					{106}	918,085,244

	{107} Excess of Pro Forma Balance minus Required Pro Forma Balance {103} - {106}						{107}	18,653,005

	{108} Lesser of Excess Total Available Funds and Excess of Pro Forma Note Balance							{108}	$4,211,853

	OVERCOLLATERALIZATION CALCULATIONS

	Exchange Note:
	{109} Ending Aggregate Securitization Value						{109}	$1,034,843,321
	{110} End of Period Note Balance						{110}	1,011,721,674
	{111} Overcollateralization						{111}	23,121,647
	{112} Overcollateralization %							{112}	2.23%

	Asset Backed Notes:
	{113} Ending Aggregate Securitization Value						{113}	1,034,843,321
	{114} End of Period Note Balance						{114}	932,526,396
	{115} Overcollateralization						{115}	102,316,925
	{116} Overcollateralization %							{116}	9.89%

	RECONCILIATION OF 2016-1 CASH RESERVE ACCOUNT
	{117} Specified Reserve Balance							{117}	$5,430,608

	{118} Beginning of Period Reserve Account balance							{118}	$5,430,608
	{119} Investment Earnings						{119}	1,129
	{120} From the Indenture Collection Account, the Reserve Account Required Amount						{120}	0
	{121} To the Indenture Collection Account, the Reserve Account Withdrawal Amount						{121}	0
	{122} Total Reserve balance available:							{122}	5,431,737

	{123} Specified Reserve Balance							{123}	5,430,608

	{124} Release Excess Cash to Indenture Collection Available Funds							{124}	1,129

{125} End of period Reserve Account balance								{125}	$5,430,608

	ASSET REPRESENTATIONS REVIEW DELINQUENCY TRIGGER

								Dollars	Percentage
	{126} Receivables with Scheduled Payment delinquent 61 days or more						{126}	$968,722	0.09%

	{127} Compliance (Trigger Violation is a Delinquency Rate Greater Than 1.40%)						{127}		Yes

	EVENTS OF DEFAULT AND ACCELERATION OF MATURITY OF NOTE

	{128} With respect to the Program Documents, I, Ellen Billings, do hereby certify that no Event of Default has occurred.							{128}	Yes
	{129} With respect to the Program Documents, I, Ellen Billings, do hereby certify that an Acceleration of Maturity has not occurred.							{129}	Yes

By:	/s/ Ellen Billings
Name:	Ellen Billings
Title:	Senior Vice President, Controller – North America
Date:	May 17, 2016

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